Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.1%
Long-Term Municipal Bonds – 89.6%
New York – 74.1%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2022-12/15/2026	$4,400	$4,937,555
Battery Park City Authority Series 2013-A 5.00%, 11/01/2022	4,325	4,497,544
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035-04/01/2037	5,720	6,124,990
4.00%, 04/01/2034-04/01/2040	5,025	5,837,058
5.00%, 04/01/2030-04/01/2033	4,000	5,084,225
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015 5.00%, 07/01/2022-07/01/2023	2,000	2,086,834
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2036-06/01/2041(a)	925	1,054,652
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2023-11/01/2025	3,335	3,632,677
5.25%, 11/01/2029	1,900	2,097,427
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2041	525	580,647
City of New York NY Series 2011-A 5.00%, 08/01/2026	10,315	10,352,716
Series 2011-D1 5.00%, 10/01/2024	2,860	2,870,567
Series 2011-E3 5.00%, 08/01/2023	6,855	6,879,320
Series 2012-I 5.00%, 08/01/2022	2,320	2,384,634
Series 2017-1 5.00%, 08/01/2025	1,200	1,391,033
Series 2017-C 5.00%, 08/01/2023-08/01/2024	2,335	2,563,531
Series 2018-A 5.00%, 08/01/2026	7,690	9,203,117
Series 2018-D 5.00%, 12/01/2038	9,665	12,100,962
Series 2019-B 5.00%, 10/01/2032	4,205	5,385,327
Series 2019-H 5.00%, 01/01/2032	5,615	7,053,367
Series 2020-A 5.00%, 08/01/2028	1,660	2,089,355

	Principal Amount (000)	U.S. $ Value

Series 2020-B 5.00%, 11/01/2027-11/01/2028	$10,000	$12,550,713
Series 2020-C 5.00%, 08/01/2034-08/01/2038	13,710	17,739,466
Series 2020-I 5.00%, 04/01/2029	1,350	1,724,647
Series 2021-D 1.216%, 08/01/2026	6,000	5,917,543
1.396%, 08/01/2027	5,000	4,929,539
1.623%, 08/01/2028	4,000	3,941,824
County of Albany NY Series 2020-C 5.00%, 11/01/2022-11/01/2023	3,430	3,635,579
County of Monroe NY Series 2015 5.00%, 06/01/2022	4,325	4,410,363
BAM Series 2015 5.00%, 06/01/2022	1,540	1,570,395
County of Nassau NY Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)	10,190	11,243,332
Series 2017-C 5.00%, 10/01/2026-10/01/2027	22,105	26,815,326
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040(a)	1,900	2,300,193
Series 2020-B 5.918%, 07/01/2039(a)	5,070	6,091,550
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2032	4,890	5,764,377
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031-02/15/2032	22,650	27,205,879
Series 2021 4.00%, 02/15/2040	5,000	6,071,219
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b)	1,250	1,222,825
Long Island Power Authority Series 2019-B 1.65%, 09/01/2049	9,490	9,718,125
Series 2021-A 4.00%, 09/01/2032	10,940	13,589,304
5.00%, 09/01/2028	1,400	1,769,796
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,210	1,431,485
Series 2017-B 5.00%, 11/15/2027-11/15/2028	9,020	11,072,173
Series 2017-C 5.00%, 11/15/2027-11/15/2031	57,850	70,000,288
Series 2019-D 5.00%, 09/01/2022	17,490	18,033,591
Series 2019-F 5.00%, 11/15/2022	3,230	3,361,316

	Principal Amount (000)	U.S. $ Value

Series 2020-A 4.00%, 02/01/2022	$24,415	$24,484,617
Series 2021 0.464% (SOFR + 0.43%), 11/01/2026(c)	2,085	2,068,637
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(c)	3,000	3,005,410
0.834% (SOFR + 0.80%), 11/01/2032(c)	3,715	3,737,528
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012-A 5.00%, 11/15/2024	14,130	14,704,801
Series 2017-A 5.00%, 11/15/2031	2,060	2,476,820
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2024-12/01/2028	1,720	2,088,549
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	2,645	2,900,845
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	5,038,816
New York City Housing Development Corp. Series 2013-A 5.00%, 07/01/2025	2,000	2,136,287
New York City Municipal Water Finance Authority Series 2014 5.00%, 06/15/2022 (Pre-refunded/ETM)	11,350	11,596,334
Series 2014-D 5.00%, 06/15/2029	3,000	3,333,158
Series 2015-F 5.00%, 06/15/2027-06/15/2028	7,830	9,029,335
Series 2015-G 5.00%, 06/15/2028	11,465	13,201,402
Series 2017 5.00%, 06/15/2038	3,725	4,505,273
Series 2017-E 5.00%, 06/15/2037	1,795	2,173,116
Series 2018-AA 5.00%, 06/15/2024	8,280	9,214,572
Series 2019-D 5.00%, 06/15/2024	1,005	1,050,844
Series 2019-F 5.00%, 06/15/2040	6,190	7,802,203
Series 2021-B 4.00%, 06/15/2039	2,000	2,438,775
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2012-S 5.00%, 07/15/2025	7,390	7,579,703

	Principal Amount (000)	U.S. $ Value

Series 2018-S 5.00%, 07/15/2031-07/15/2032	$18,065	$22,589,968
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2023-11/01/2024	10,805	11,232,523
Series 2012-D 5.00%, 11/01/2023	11,025	11,454,053
Series 2012-E 5.00%, 02/01/2025-02/01/2026	6,600	6,623,993
Series 2014-A 5.00%, 08/01/2027-08/01/2029	6,655	7,423,213
Series 2014-C 5.00%, 11/01/2026	6,345	7,017,804
Series 2014-D1 5.00%, 02/01/2028-02/01/2029	9,535	10,431,820
Series 2015-C 5.00%, 11/01/2026	20,000	22,953,530
Series 2016-B 5.00%, 08/01/2031	2,150	2,556,980
Series 2017-F 5.00%, 05/01/2032	1,220	1,477,444
Series 2020 4.00%, 05/01/2037	3,065	3,674,983
5.00%, 11/01/2027	2,580	3,198,214
Series 2021-A 5.00%, 11/01/2023	7,770	8,438,024
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	20,989,832
2.625%, 09/15/2069	22,240	23,050,252
2.80%, 09/15/2069	6,470	6,697,127
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	13,500	14,289,129
New York State Dormitory Authority Series 2012-D 5.00%, 02/15/2022 (Pre-refunded/ETM)	1,290	1,297,102
5.00%, 02/15/2023 (Pre-refunded/ETM)	865	869,762
5.00%, 02/15/2024 (Pre-refunded/ETM)	815	819,487
5.00%, 02/15/2025 (Pre-refunded/ETM)	880	884,845
Series 2014 5.00%, 02/15/2029 (Pre-refunded/ETM)	40	43,913
Series 2015-E 5.00%, 03/15/2023 (Pre-refunded/ETM)	4,380	4,631,703
Series 2017 5.00%, 02/15/2025 (Pre-refunded/ETM)	2,775	3,165,177
Series 2020-A 5.00%, 03/15/2024 (Pre-refunded/ETM)	6,475	7,139,691
New York State Dormitory Authority (Cornell University) Series 2019 5.00%, 07/01/2036	1,020	1,497,453
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2023-12/01/2026(a)	4,600	5,226,002

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2022-07/01/2026	$6,415	$7,033,215
New York State Dormitory Authority (Iona College) 2022-2 5.00%, 07/01/2024-07/01/2032(d)	2,900	3,440,749
New York State Dormitory Authority (Multiple School Districts - NY) AGM Series 2020 5.00%, 10/01/2026-10/01/2029	5,185	6,373,371
New York State Dormitory Authority (New York State Sales Tax) Series 2015-A 5.00%, 03/15/2023	2,215	2,341,600
New York State Dormitory Authority (New York University) Series 2015-A 5.00%, 07/01/2023	2,040	2,184,727
Series 2019-A 5.00%, 07/01/2032	2,975	3,815,436
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2023-07/01/2026	2,000	2,260,133
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2024	1,130	1,257,653
Series 2021-A 4.00%, 07/01/2031	1,400	1,716,692
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012-B 5.00%, 03/15/2022	3,905	3,942,812
Series 2012-D 5.00%, 02/15/2022-02/15/2025	18,285	18,386,166
Series 2014 5.00%, 02/15/2029	11,385	12,449,532
Series 2014-A 5.00%, 02/15/2028	2,400	2,624,940
Series 2014-C 5.00%, 03/15/2028-03/15/2029	14,495	15,904,010
Series 2015-B 5.00%, 02/15/2023	1,160	1,221,956
Series 2017 5.00%, 02/15/2025	1,220	1,393,170
Series 2020-D 5.00%, 02/15/2034	9,425	12,122,896
Series 2021 1.187%, 03/15/2026	5,500	5,423,860
Series 2021-A 5.00%, 03/15/2036	3,775	4,953,057
Series 2021-E 5.00%, 03/15/2028	6,000	7,511,477
AMBAC Series 2005-B 5.50%, 03/15/2023	5,000	5,315,653

	Principal Amount (000)	U.S. $ Value

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	$445	$546,957
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015-D 5.00%, 03/15/2022-09/15/2022	9,320	9,594,205
New York State Thruway Authority AGM Series 2012-I 5.00%, 01/01/2025 (Pre-refunded/ETM)	5,155	5,155,000
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012-A 5.00%, 04/01/2025	18,980	19,202,298
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-J 5.00%, 01/01/2026-01/01/2027	33,900	36,922,053
Series 2014-K 5.00%, 01/01/2026-01/01/2028	4,345	4,917,009
Series 2019-M 2.90%, 01/01/2035	8,775	9,158,525
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040	7,250	8,659,431
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2022-03/15/2028	6,020	6,924,099
Series 2020-A 4.00%, 03/15/2038	4,350	5,194,885
New York State Urban Development Corp. (State of New York Sales Tax Revenue) Series 2021-A 5.00%, 03/15/2036	4,000	5,303,199
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	2,985	3,012,745
Series 2021 2.25%, 08/01/2026	2,000	2,071,458
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2036	30,935	37,277,010
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034-10/31/2041	2,475	2,893,919
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027-12/01/2036	5,705	7,112,448
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,796,998

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2023	$965	$1,005,331
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	1,037,966
Series 2018-B 3.50%, 11/01/2024(a)	3,400	3,512,704
Niagara Falls City School District Series 2016 5.00%, 06/15/2022-06/15/2025	11,580	12,537,581
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034-07/01/2039(d)	1,100	1,254,699
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2023	10,480	11,384,163
Series 2014 5.00%, 09/01/2023-09/01/2027	12,510	13,690,015
Series 2014-1 5.00%, 10/15/2023	3,455	3,734,191
Series 2014-186 5.00%, 10/15/2022	5,000	5,184,018
Series 2015 5.00%, 10/15/2022-10/15/2026	16,390	18,292,980
Series 2017 5.00%, 10/15/2028	6,925	8,336,886
Series 2018-2 5.00%, 09/15/2025-09/15/2027	12,350	14,882,244
Series 2019 5.00%, 11/01/2035-11/01/2036	8,345	10,379,586
Series 2020-2 5.00%, 07/15/2033-07/15/2035	18,290	23,334,937
Series 2021-2 4.00%, 07/15/2036	2,690	3,207,230
5.00%, 10/15/2022-10/15/2023	5,750	6,082,633
Sales Tax Asset Receivable Corp. Series 2014-A 5.00%, 10/15/2025 (Pre-refunded/ETM)	6,075	6,854,558
5.00%, 10/15/2026 (Pre-refunded/ETM)	7,065	7,971,597
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029-12/01/2034	1,500	1,747,181
Suffolk Tobacco Asset Securitization Corp. Series 2021 0.45%, 06/01/2031	1,450	1,444,673
4.00%, 06/01/2035-06/01/2050	8,395	10,020,203
5.00%, 06/01/2034	2,275	2,980,827
Town of Oyster Bay NY Series 2018 5.00%, 02/15/2022-02/15/2023	11,660	11,817,655

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority Series 2011-A 5.00%, 01/01/2027 (Pre-refunded/ETM)	$7,000	$7,000,000
5.00%, 01/01/2028 (Pre-refunded/ETM)	5,360	5,360,000
Series 2012-B 5.00%, 11/15/2023	18,000	18,727,855
Series 2013-A 5.00%, 11/15/2028	5,000	5,313,400
Series 2013-B 5.00%, 11/15/2022	7,525	7,837,146
Series 2021-A 5.00%, 11/01/2025	2,400	2,796,921
Series 2021-B 0.414% (SOFR + 0.38%), 01/01/2032(c)	5,150	5,158,230
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,000	17,741,035
Series 2021-A 2.00%, 05/15/2045	9,185	9,482,875
2.511%, 05/15/2035	10,000	10,087,241
Series 2021-C 5.00%, 05/15/2039	5,000	6,612,424
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031-09/01/2033	8,395	10,797,740
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	7,175	8,620,030
Series 2020 4.00%, 12/01/2033	1,140	1,380,027
5.00%, 12/01/2031-12/01/2032	3,800	4,969,816
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2022-06/01/2023	2,000	2,085,252
Utility Debt Securitization Authority Series 2013-T 5.00%, 06/15/2026-12/15/2029	34,850	37,940,124

		1,345,578,753

Alabama – 0.7%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	10,000	10,659,290
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	1,301	1,376,182

		12,035,472

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$1,055	$1,283,357

Arizona – 0.0%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-B 4.00%, 10/01/2023(a)	10	10,004

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018-A 3.50%, 06/01/2036 (Pre-refunded/ETM)	1,945	1,971,243

Colorado – 1.2%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	2,425	2,560,621
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031-08/01/2034	15,295	19,288,403
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	198,547

		22,047,571

Connecticut – 1.5%
State of Connecticut Series 2018-B 5.00%, 04/15/2025	14,565	16,694,811
Series 2018-C 5.00%, 06/15/2027	4,690	5,744,869
Series 2018-F 5.00%, 09/15/2027	4,025	4,962,745

		27,402,425

Florida – 0.1%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	410	316,378
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2026	1,000	1,113,523

		1,429,901

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031-01/01/2035	2,655	3,252,790

	Principal Amount (000)	U.S. $ Value

Guam – 1.4%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	$665	$667,750
3.189%, 10/01/2029	550	551,564
3.339%, 10/01/2030	450	454,081
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028-07/01/2031	4,250	5,001,992
Guam Power Authority Series 2017-A 5.00%, 10/01/2025-10/01/2027	5,435	6,261,040
Territory of Guam Series 2019 5.00%, 11/15/2031	270	311,840
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	2,545	2,963,323
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	7,150	8,040,511
Series 2021-F 5.00%, 01/01/2030	1,000	1,244,906

		25,497,007

Illinois – 3.2%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023	8,160	8,839,072
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	1,580	1,898,056
Metropolitan Pier & Exposition Authority Series 2012-B 5.00%, 12/15/2028	5,090	5,197,515
Series 2017-B 5.00%, 12/15/2028	2,000	2,428,731
State of Illinois Series 2012 5.00%, 08/01/2023-08/01/2025	10,490	10,917,423
Series 2013 5.50%, 07/01/2025	7,435	7,999,529
Series 2017-A 5.00%, 12/01/2024	2,075	2,332,682
Series 2017-D 5.00%, 11/01/2023-11/01/2024	13,010	14,285,758
Series 2018-A 5.00%, 10/01/2024	2,910	3,252,975
Series 2018-B 5.00%, 05/01/2024	1,405	1,547,681

	Principal Amount (000)	U.S. $ Value

Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(e) (f)	$1,307	$26,140

		58,725,562

Kentucky – 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	1,210	1,466,586
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033-08/01/2035	3,190	4,008,060

		5,474,646

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	240	272,928
6.10%, 06/01/2038-12/01/2040(a)	805	1,059,983

		1,332,911

Michigan – 1.2%
City of Detroit MI Series 2018 5.00%, 04/01/2029-04/01/2032	1,255	1,478,174
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012-A 5.00%, 07/01/2022	3,055	3,126,033
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029-06/30/2032	14,290	17,638,110

		22,242,317

Missouri – 0.0%
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	395	445,524

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(a)	580	588,476
2.75%, 06/15/2028(a)	715	740,686

		1,329,162

	Principal Amount (000)	U.S. $ Value

New Jersey – 2.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2028	$1,445	$1,519,857
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2027	10,000	11,438,286
Series 2018-A 5.00%, 06/15/2028	11,680	13,722,806
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2030	3,360	4,174,909
Series 2019-B 5.00%, 06/15/2030-06/15/2034	3,860	4,769,652
Series 2019-BB1 5.00%, 06/15/2034	2,900	3,564,961
AMBAC Series 2005-B 5.25%, 12/15/2023	4,700	5,137,936

		44,328,407

Ohio – 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-B 4.375%, 06/01/2033	1,650	1,668,635

Oklahoma – 0.0%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	250	254,911

Pennsylvania – 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2023-07/01/2024	3,775	4,119,670

Puerto Rico – 0.4%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,532,051
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	3,095	3,340,631
AGM Series 2007-C 5.50%, 07/01/2031	1,000	1,121,852

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	$1,822	$1,758,866

		7,753,400

South Carolina – 0.3%
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2038	2,125	2,556,298
5.00%, 12/01/2040	2,500	3,263,461

		5,819,759

Tennessee – 0.5%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031-08/01/2034	3,500	4,415,869
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	4,690	5,226,571

		9,642,440

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	2,082,344
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,540	4,774,639

		6,856,983

Washington – 0.6%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032-08/01/2034	7,280	9,166,159
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	992	1,148,931
Series 2021-1, Class X 0.725%, 12/20/2035(g)	993	59,857

		10,374,947

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	4,810	5,583,812

Total Long-Term Municipal Bonds (cost $1,558,661,910)		1,626,461,609

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 5.6%
New York – 5.3%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 0.10%, 04/01/2045(h)	$1,775	$1,775,000
City of New York NY Series 2008-L 0.07%, 04/01/2038(h)	530	530,000
Series 2009-B 0.10%, 09/01/2027(h)	5,850	5,850,000
Series 2016 0.10%, 08/01/2044(h)	8,995	8,995,000
Dutchess County Industrial Development Agency (Marist College) Series 2008 0.11%, 07/01/2038(h)	1,295	1,295,000
Evans-Brant Central School District Series 2021-C 1.50%, 06/24/2022	10,000	10,066,255
New York City Health and Hospitals Corp. Series 2008-B 0.08%, 02/15/2031(h)	10,000	10,000,000
Series 2008-E 0.11%, 02/15/2026(h)	3,140	3,140,000
New York City Health and Hospitals Corp. (HHC Capital Corp.) Series 2008-C 0.10%, 02/15/2031(h)	2,000	2,000,000
New York City Housing Development Corp. Series 2008 0.06%, 04/15/2035(h)	4,300	4,300,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 0.10%, 10/15/2041(h)	8,800	8,800,000
New York City Housing Development Corp. (Queenswood Apartments LP) Series 2001-A 0.06%, 04/01/2031(h)	1,300	1,300,000
New York City Municipal Water Finance Authority Series 2015-F 0.07%, 06/15/2035(h)	3,195	3,195,000
New York State Dormitory Authority (Royal Charter Properties-East, Inc.) Series 2008 0.06%, 11/15/2036(h)	2,345	2,345,000
New York State Housing Finance Agency Series 2006 0.10%, 11/15/2036(h)	6,400	6,400,000
New York State Housing Finance Agency (42nd and 10th Associates LLC) Series 2012 0.09%, 11/01/2041(h)	1,835	1,835,000

	Principal Amount (000)	U.S. $ Value

New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 0.10%, 05/01/2044(h)	$3,140	$3,140,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 0.06%, 05/01/2035(h)	2,200	2,200,000
New York State Housing Finance Agency (River Terrace Associates LLC) Series 2004 0.10%, 05/15/2034(h)	5,500	5,500,000
Triborough Bridge & Tunnel Authority Series 2018-C 0.08%, 01/01/2032(h)	7,570	7,570,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 0.10%, 07/01/2032(h)	2,955	2,955,000
Wappingers Central School District Series 2021 2.00%, 08/11/2022	2,210	2,234,271

		95,425,526

Ohio – 0.3%
State of Ohio Series 2004 0.08%, 02/01/2023(h)	5,910	5,910,000

Total Short-Term Municipal Notes (cost $101,337,006)		101,335,526

Total Municipal Obligations (cost $1,659,998,916)		1,727,797,135

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(c)	151	155,139
Series 2014-DN3, Class M3 4.103% (LIBOR 1 Month + 4.00%), 08/25/2024(c)	138	140,156
Series 2016-DNA1, Class M3 5.653% (LIBOR 1 Month + 5.55%), 07/25/2028(c)	135	140,635
Series 2016-HQA2, Class M3 5.253% (LIBOR 1 Month + 5.15%), 11/25/2028(c)	198	204,770
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(c)	320	329,259

	Principal Amount (000)	U.S. $ Value

Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(c)	$497	$506,367
Series 2019-DNA3, Class M2 2.153% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)	163	163,765
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.003% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	149	151,353
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	137	138,984
Series 2016-C01, Class 1M2 6.853% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	389	408,318
Series 2016-C02, Class 1M2 6.103% (LIBOR 1 Month + 6.00%), 09/25/2028(c)	95	98,094
Series 2016-C03, Class 1M2 5.403% (LIBOR 1 Month + 5.30%), 10/25/2028(c)	143	148,037
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	952	974,456
Series 2017-C03, Class 1M2 3.103% (LIBOR 1 Month + 3.00%), 10/25/2029(c)	207	212,141
Series 2017-C05, Class 1M2 2.303% (LIBOR 1 Month + 2.20%), 01/25/2030(c)	162	165,116
Series 2017-C06, Class 2M2 2.903% (LIBOR 1 Month + 2.80%), 02/25/2030(c)	150	153,478

Total Collateralized Mortgage Obligations (cost $3,898,511)		4,090,068

GOVERNMENTS - TREASURIES – 0.1%
United States – 0.1%
U.S. Treasury Notes 2.625%, 02/15/2029(i) (cost $2,496,509)	2,377	2,571,246

Total Investments – 95.5% (cost $1,666,393,936)(j)		1,734,458,449
Other assets less liabilities – 4.5%		81,696,570

Net Assets – 100.0%		$1,816,155,019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	2.93%	USD	18,300	$(1,705,192)	$(1,534,644)	$(170,548)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,130	01/15/2025	2.565%	CPI#	Maturity	$423,357	$—	$423,357
USD	3,565	01/15/2025	2.585%	CPI#	Maturity	208,689	—	208,689
USD	3,565	01/15/2025	2.613%	CPI#	Maturity	204,575	—	204,575
USD	24,020	01/15/2026	CPI#	3.720%	Maturity	5,280	—	5,280
USD	10,700	01/15/2027	CPI#	3.466%	Maturity	(48,257)	(14,680)	(33,577)
USD	10,500	01/15/2027	CPI#	3.320%	Maturity	(150,006)	—	(150,006)
USD	8,430	01/15/2027	CPI#	3.323%	Maturity	(118,746)	—	(118,746)
USD	27,600	01/15/2028	1.230%	CPI#	Maturity	4,513,294	—	4,513,294
USD	23,260	01/15/2028	0.735%	CPI#	Maturity	4,721,600	—	4,721,600
USD	27,050	01/15/2029	CPI#	3.290%	Maturity	978	—	978
USD	4,375	01/15/2030	1.572%	CPI#	Maturity	694,433	—	694,433
USD	4,375	01/15/2030	1.587%	CPI#	Maturity	687,610	—	687,610
USD	6,400	01/15/2031	2.782%	CPI#	Maturity	278,818	—	278,818
USD	5,830	01/15/2031	2.680%	CPI#	Maturity	321,352	—	321,352
USD	5,150	01/15/2031	2.989%	CPI#	Maturity	102,245	—	102,245
USD	5,400	04/15/2032	CPI#	2.909%	Maturity	(119,839)	—	(119,839)

						$11,725,383	$(14,680)	$11,740,063

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	27,770	02/15/2025	3 month LIBOR	0.426%	Quarterly/ Semi-Annual	$(603,962)	$—	$(603,962)
USD	24,250	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	178,376	—	178,376
USD	19,500	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	256,039	—	256,039
USD	15,000	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	137,739	—	137,739
USD	19,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	401,516	—	401,516

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	$325,459	$—	$325,459
USD	8,000	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	118,117	—	118,117
USD	13,400	04/15/2032	1.280%	1 Day SOFR	Annual	41,426	—	41,426
USD	15,000	02/15/2036	3 month LIBOR	1.576%	Quarterly/ Semi-Annual	(127,424)	—	(127,424)
USD	10,750	02/15/2036	3 month LIBOR	1.764%	Quarterly/ Semi-Annual	146,094	—	146,094
USD	8,500	02/15/2036	3 month LIBOR	1.681%	Quarterly/ Semi-Annual	21,632	—	21,632
USD	8,250	02/15/2036	3 month LIBOR	1.600%	Quarterly/ Semi-Annual	(58,365)	—	(58,365)
USD	2,670	02/15/2041	1.868%	3 Month LIBOR	Semi-Annual/ Quarterly	(72,895)	—	(72,895)

						$763,752	$—	$763,752

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	169	$(47,145)	$(16,068)	$(31,077)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	559	(156,221)	(68,692)	(87,529)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	37	(10,321)	(4,401)	(5,920)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	93	(25,944)	(8,924)	(17,020)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,141	(318,578)	(134,951)	(183,627)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,150	(321,088)	(110,580)	(210,508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,732	(483,724)	(162,312)	(321,412)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	216	$(60,257)	$(26,385)	$(33,872)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,502	(419,284)	(136,557)	(282,727)

						$(1,842,562)	$(668,870)	$(1,173,692)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.120%	SIFMA*	Quarterly	$59,355	$—	$59,355
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	52,193	—	52,193

							$111,548	$—	$111,548

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $35,076,899 or 1.9% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,250,689	$1,222,825	0.07%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)	IO - Interest Only.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,336,111 and gross unrealized depreciation of investments was $(5,000,475), resulting in net unrealized appreciation of $79,335,636.

As of December 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.3%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,626,461,609	$—	$1,626,461,609
Short-Term Municipal Notes	—	101,335,526	—	101,335,526
Collateralized Mortgage Obligations	—	4,090,068	—	4,090,068
Governments - Treasuries	—	2,571,246	—	2,571,246

Total Investments in Securities	—	1,734,458,449	—	1,734,458,449
Other Financial Instruments(a):
Assets:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Inflation (CPI) Swaps	$—	$12,162,231	$—	$12,162,231
Centrally Cleared Interest Rate Swaps	—	1,626,398	—	1,626,398
Interest Rate Swaps	—	111,548	—	111,548
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,705,192)	—	(1,705,192)
Centrally Cleared Inflation (CPI) Swaps	—	(436,848)	—	(436,848)
Centrally Cleared Interest Rate Swaps	—	(862,646)	—	(862,646)
Credit Default Swaps	—	(1,842,562)	—	(1,842,562)

Total	$—	$1,743,511,378	$—	$1,743,511,378

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.